UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Semper Augustus Investments Group LLC
Address: 640 Plaza Drive
         Suite 160
         Highlands Ranch, CO  80129

13F File Number:  028-12692

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chad S. Christensen
Title:     Vice President/Partner
Phone:     (303) 893-1214

Signature, Place, and Date of Signing:

 /s/     Chad S. Christensen     Highlands Ranch, CO/USA     November 13, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    33

Form 13F Information Table Value Total:    $168,400 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     1400    15150 SH       SOLE                    15150        0        0
AVX CORP NEW                   COM              002444107     2130   222147 SH       SOLE                   222147        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108    11412       86 SH       SOLE                       86        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702    30608   347028 SH       SOLE                   347028        0        0
CHUBB CORP                     COM              171232101      997    13064 SH       SOLE                    13064        0        0
CIGNA CORPORATION              COM              125509109      234     4959 SH       SOLE                     4959        0        0
CNA FINL CORP                  COM              126117100     1042    38880 SH       SOLE                    38880        0        0
COCA COLA CO                   COM              191216100     2276    60000 SH       SOLE                    60000        0        0
CONOCOPHILLIPS                 COM              20825C104      212     3700 SH       SOLE                     3700        0        0
COSTCO WHSL CORP NEW           COM              22160K105     2101    20977 SH       SOLE                    20977        0        0
EXXON MOBIL CORP               COM              30231G102    25847   282640 SH       SOLE                   282640        0        0
GENERAL ELECTRIC CO            COM              369604103     3561   156812 SH       SOLE                   156812        0        0
INTEL CORP                     COM              458140100     6558   289470 SH       SOLE                   289470        0        0
JOHNSON & JOHNSON              COM              478160104     4018    58305 SH       SOLE                    58305        0        0
KINROSS GOLD CORP              COM NO PAR       496902404     6722   658363 SH       SOLE                   658363        0        0
LEUCADIA NATL CORP             COM              527288104     6313   277475 SH       SOLE                   277475        0        0
MEDTRONIC INC                  COM              585055106      216     5000 SH       SOLE                     5000        0        0
MERCK & CO INC NEW             COM              58933Y105     6212   137754 SH       SOLE                   137754        0        0
MERCURY GENL CORP NEW          COM              589400100    15062   389692 SH       SOLE                   389692        0        0
MICROSOFT CORP                 COM              594918104     8345   280410 SH       SOLE                   280410        0        0
MOLSON COORS BREWING CO        CL A             60871R100      225     5000 SH       SOLE                     5000        0        0
NEWMONT MINING CORP            COM              651639106    10209   182258 SH       SOLE                   182258        0        0
PEPSICO INC                    COM              713448108     3519    49730 SH       SOLE                    49730        0        0
PFIZER INC                     COM              717081103      239     9604 SH       SOLE                     9604        0        0
PROCTER & GAMBLE CO            COM              742718109      328     4736 SH       SOLE                     4736        0        0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      893    12868 SH       SOLE                    12868        0        0
SANOFI                         SPONSORED ADR    80105N105     4073    94590 SH       SOLE                    94590        0        0
STATOIL ASA                    SPONSORED ADR    85771P102     3232   125305 SH       SOLE                   125305        0        0
TELLABS INC                    COM              879664100     1014   287755 SH       SOLE                   287755        0        0
TRAVELERS COMPANIES INC        COM              89417E109     1638    24000 SH       SOLE                    24000        0        0
VALIDUS HOLDINGS LTD           COM SHS          G9319H102     1979    58348 SH       SOLE                    58348        0        0
VICAL INC                      COM              925602104     1782   411576 SH       SOLE                   411576        0        0
WASHINGTON FED INC             COM              938824109     4003   240255 SH       SOLE                   240255        0        0